Appendix 2	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION OFFICIAL BULLETIN No. 715 OF FEBRUARY 3, 2012:

This appendix forms an integral part of these consolidated financial statements.

a) Portfolio stratification

•	Trade and other receivables by time in arrears:

	12-31-2019
Trade and other current	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	1,634,722	569,852	121,125	893,346	3,219,045	122,428
Impairment provision	(6,115)	(18,035)	(25,674)	(592,763)	(642,587)	(22,552)
Other receivables, gross	1,024,368	—	—	—	1,024,368	494,790
Impairment provision	(96,369)	—	—	—	(96,369)	(6,709)

Total	2,556,606	551,817	95,451	300,583	3,504,457	587,957

	12-31-2018
Trade and other current	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	1,557,837	490,061	173,268	796,303	3,017,469	171,513
Impairment provision	(41,013)	(37,505)	(39,952)	(634,130)	(752,600)	—
Other receivables, gross	1,332,904	—	—	—	1,332,904	735,509
Impairment provision	(46,751)	—	—	—	(46,751)	(514)

Total	2,802,977	452,556	133,316	162,173	3,551,022	906,508

•	By type of portfolio:

	12-31-2019						12-31-2018
	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio		Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount
Time in Arrears	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$

Up-to-date	10,442,984	1,570,017	2,243,270	187,133	12,686,254	1,757,150	9,918,200	1,580,102	6,650,858	149,248	16,569,058	1,729,350
1 to 30 days	10,554,688	367,028	274,004	19,590	10,828,692	386,618	8,803,920	302,656	257,244	19,796	9,061,164	322,452
31 to 60 days	2,891,196	113,544	168,392	11,307	3,059,588	124,851	2,917,248	100,061	148,625	11,193	3,065,873	111,254
61 to 90 days	1,646,411	47,895	145,445	10,488	1,791,856	58,383	1,802,108	48,054	105,881	8,301	1,907,989	56,355
91 to 120 days	1,298,837	36,572	147,648	10,110	1,446,485	46,682	1,460,121	50,898	95,138	7,475	1,555,259	58,373
121 to 150 days	1,071,803	29,595	126,358	8,851	1,198,161	38,446	1,304,234	62,862	79,043	6,173	1,383,277	69,035
151 to 180 days	1,178,308	28,208	116,975	7,789	1,295,283	35,997	1,111,148	40,651	72,756	5,209	1,183,904	45,860
181 to 210 days	844,830	53,458	109,466	7,522	954,296	60,980	683,370	37,456	70,761	4,883	754,131	42,339
211 to 250 days	586,763	38,692	115,965	7,463	702,728	46,155	482,245	26,603	58,518	4,447	540,763	31,050
More than 251 days	12,673,241	702,719	1,560,492	83,492	14,233,733	786,211	6,830,315	667,658	852,817	55,256	7,683,132	722,914

Total	43,189,061	2,987,728	5,008,015	353,745	48,197,076	3,341,473	35,312,909	2,917,001	8,391,641	271,981	43,704,550	3,188,982

b) Portfolio in default and in legal collection process

	Balance as of		Balance as of
	12-31-2019		12-31-2018
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	customers	ThUS$	customers	ThUS$

Notes receivable in default	907,062	111,016	588,962	75,562
Notes receivable in legal collection process (*)	9,399	44,329	9,838	44,981

Total	916,461	155,345	598,800	120,543

(*)Legal collections are included in the portfolio in arrears.

c) Provisions and write-offs

	Balance as of
	12-31-2019	12-31-2018
Provisions and write-offs	ThUS$	ThUS$

Provision for non-renegotiated portfolio	107,628	214,062
Provision for renegotiated portfolio	52,617	28,119
Recoveries	(995)	(127,510)

Total	159,250	114,671

d) Number and amount of operations

	Balance as of
	12-31-2019		12-31-2018
	Total detail by	Total detail by	Total detail by	Total detail by
	type of transaction Last Quarter	type of operation Year-to- date	type of operation Last Quarter	type of operation Year-to- date
Number and Amount of Transactions	ThUS$	ThUS$	ThUS$	ThUS$

Impairment provision and recoveries:
Number of transactions	1,261,020	3,887,467	2,083,622	5,122,894
Amount of the transactions	60,327	159,250	85,139	114,671

Appendix 2.1 Supplementary Information On Trade Receivables

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of these consolidated financial statements.

a)Portfolio stratification

•	Trade receivables by time in arrears:

	12-31-2019
	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, Generation and Transmission	343,351	17,089	8,196	184	856	32	47	89	629	6,354	44,283	421,110	90
- Large Clients	88,188	16,659	7,975	30	42	28	42	—	2	2,973	5	115,944	9
- Institutional Clients	138,566	—	—	—	—	—	—	—	—	—	—	138,566	—
- Other	116,597	430	221	154	814	4	5	89	627	3,381	44,278	166,600	81
Impairment provision	5,124	(16)	(178)	(30)	(42)	(28)	(39)	—	(2)	(2,973)	(11,586)	(9,770)	—

Unbilled services	212,248	—	—	—	—	—	—	—	—	—	—	212,248	—
Billed services	131,103	17,089	8,196	184	856	32	47	89	629	6,354	44,283	208,862	89

Trade receivables, Distribution	1,291,371	369,529	116,655	58,199	45,826	38,414	35,950	60,891	45,526	97,339	638,235	2,797,935	122,338
- Mass-market Clients	721,018	258,671	87,270	39,214	31,694	25,209	25,146	47,492	31,098	63,599	451,530	1,781,941	34,580
- Large Clients	415,100	76,194	16,643	8,992	7,701	5,947	4,194	7,462	5,329	18,712	118,248	684,522	15,956
- Institutional Clients	155,253	34,664	12,742	9,993	6,431	7,258	6,610	5,937	9,099	15,028	68,457	331,472	71,802
Impairment provision	(11,239)	(3,769)	(7,136)	(6,906)	(7,310)	(8,266)	(9,989)	(40,989)	(25,358)	(54,280)	(457,575)	(632,817)	(22,552)

Unbilled services	554,064	—	—	—	—	—	—	—	—	—	—	554,064	—
Billed services	737,307	369,529	116,655	58,199	45,826	38,414	35,950	60,891	45,526	97,339	638,235	2,243,871	122,338

Total trade receivables, gross	1,634,722	386,618	124,851	58,383	46,682	38,446	35,997	60,980	46,155	103,693	682,518	3,219,045	122,428
Total impairment provision	(6,115)	(3,785)	(7,314)	(6,936)	(7,352)	(8,294)	(10,028)	(40,989)	(25,360)	(57,253)	(469,161)	(642,587)	(22,552)
Total trade receivables, net	1,628,607	382,833	117,537	51,447	39,330	30,152	25,969	19,991	20,795	46,440	213,357	2,576,458	99,876

Since not all of our commercial databases in our Group’s different subsidiaries distinguish whether the final electricity service consumer is a natural or legal person, the main management segmentation used by all the subsidiaries to monitor and follow up on trade receivables is the following:

"	Mass-market clients
"	Large clients
"	Institutional clients

	12-31-2018
	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, Generation and Transmission	301,319	24,816	10,407	3,145	9,996	33,373	11,385	3,559	2,096	25,624	133,193	558,913	57,636
- Large Clients	70,039	24,111	8,111	177	398	44	73	393	929	3,023	—	107,298	—
- Institutional Clients	149,070	—	—	—	—	—	—	—	—	—	—	149,070	57,610
- Other	82,210	705	2,296	2,968	9,598	33,329	11,312	3,166	1,167	22,601	133,193	302,545	26
Impairment provision	(8,511)	—	—	—	—	—	—	(450)	(1)	(3,137)	(63,741)	(75,840)	—

Unbilled services	192,963	—	—	—	—	—	—	—	—	—	—	192,963	—
Billed services	108,356	24,816	10,407	3,145	9,996	33,373	11,385	3,559	2,096	25,624	133,193	365,950	57,636

Trade receivables, Distribution	1,256,518	297,636	100,847	53,210	48,377	35,662	34,475	38,780	28,954	97,831	466,266	2,458,556	113,877
- Mass-market Clients	814,204	199,935	70,102	35,646	30,400	26,350	25,444	29,435	12,870	49,043	312,576	1,606,005	29,211
- Large Clients	303,775	66,027	16,102	8,287	5,207	4,561	3,371	4,261	2,836	10,309	97,111	521,847	13,678
- Institutional Clients	138,539	31,674	14,643	9,277	12,770	4,751	5,660	5,084	13,248	38,479	56,579	330,704	70,988
Impairment provision	(32,502)	(12,850)	(13,486)	(11,169)	(13,552)	(12,538)	(13,862)	(31,088)	(21,767)	(71,428)	(442,518)	(676,760)	—

Unbilled services	613,168	—	—	—	—	—	—	—	—	—	—	613,168	—
Billed services	643,350	297,636	100,847	53,210	48,377	35,662	34,475	38,780	28,954	97,831	466,266	1,845,388	113,877

Total trade receivables, gross	1,557,837	322,452	111,254	56,355	58,373	69,035	45,860	42,339	31,050	123,455	599,459	3,017,469	171,513
Total impairment provision	(41,013)	(12,850)	(13,486)	(11,169)	(13,552)	(12,538)	(13,862)	(31,538)	(21,768)	(74,565)	(506,259)	(752,600)	—
Total trade receivables, net	1,516,824	309,602	97,768	45,186	44,821	56,497	31,998	10,801	9,282	48,890	93,200	2,264,869	171,513

•	By type of portfolio:

	12-31-2019
	Up-to-date portfolio	1 -30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Type of Portfolio	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	291,263	17,089	8,196	184	856	32	47	89	629	50,592	—	368,977	82
- Large Clients	88,188	16,659	7,975	30	42	28	41	—	2	2,978	—	115,943	—
- Institutional Clients	96,283	—	—	—	—	—	—	—	—	—	—	96,283	—
- Other	106,792	430	221	154	814	4	6	89	627	47,614	—	156,751	82
Renegotiated portfolio	52,088	—	—	—	—	—	—	—	—	45	—	52,133	8
- Large Clients	—	—	—	—	—	—	—	—	—	—	—	—	8
- Institutional Clients	42,283	—	—	—	—	—	—	—	—	—	—	42,283	—
- Other	9,805	—	—	—	—	—	—	—	—	45	—	9,850	—
DISTRIBUTION
Non-renegotiated portfolio	1,216,141	349,939	105,348	47,711	35,716	29,563	28,161	53,369	38,063	652,127	—	2,556,138	62,531
- Mass-market Clients	676,406	244,837	78,862	32,485	25,178	19,480	19,818	42,643	26,041	460,446	—	1,626,196	9,309
- Large Clients	402,342	73,848	15,150	7,146	5,982	4,874	3,200	6,532	4,586	124,871	—	648,531	8,111
- Institutional Clients	137,393	31,254	11,336	8,080	4,556	5,209	5,143	4,194	7,436	66,810	—	281,411	45,111
Renegotiated portfolio	75,230	19,590	11,307	10,488	10,110	8,851	7,789	7,522	7,463	83,447	—	241,797	59,807
- Mass-market Clients	44,612	13,834	8,409	6,730	6,516	5,730	5,328	4,849	5,055	54,682	—	155,745	25,271
- Large Clients	12,758	2,346	1,492	1,845	1,719	1,072	994	930	744	12,089	—	35,989	7,845
- Institutional Clients	17,860	3,410	1,406	1,913	1,875	2,049	1,467	1,743	1,664	16,676	—	50,063	26,691

Total gross portfolio	1,634,722	386,618	124,851	58,383	46,682	38,446	35,997	60,980	46,155	786,211	—	3,219,045	122,428

	12-31-2018
	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Type of Portfolio	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	301,320	24,816	10,407	3,145	9,996	33,373	11,385	3,559	2,096	158,817	—	558,913	57,636
- Large Clients	70,039	24,111	8,111	178	397	44	73	393	929	3,023		107,298	—
- Institutional Clients	149,072											149,072	57,610
- Other	82,208	705	2,296	2,967	9,599	33,329	11,312	3,166	1,167	155,794		302,543	26
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—	—
- Large Clients												—	—
- Institutional Clients												—	—
- Other												—	—
DISTRIBUTION
Non-renegotiated portfolio	1,181,219	277,840	89,654	44,909	40,902	29,489	29,266	33,897	24,507	508,841	—	2,260,524	39,928
- Mass-market Clients	762,509	185,042	61,919	29,969	25,283	22,141	21,982	26,152	10,117	331,232		1,476,346	13,080
- Large Clients	291,925	63,756	15,124	7,678	4,579	4,100	2,924	3,838	2,429	98,340		494,693	6,716
- Institutional Clients	126,785	29,042	12,611	7,262	11,040	3,248	4,360	3,907	11,961	79,269		289,485	20,132
Renegotiated portfolio	75,299	19,796	11,193	8,301	7,475	6,173	5,209	4,883	4,447	55,256	—	198,032	73,949
- Mass-market Clients	51,696	14,894	8,183	5,677	5,119	4,208	3,462	3,282	2,754	30,384		129,659	16,132
- Large Clients	11,851	2,271	979	609	627	461	447	422	407	9,081		27,155	6,962
- Institutional Clients	11,752	2,631	2,031	2,015	1,729	1,504	1,300	1,179	1,286	15,791		41,218	50,855

Total gross portfolio	1,557,838	322,452	111,254	56,355	58,373	69,035	45,860	42,339	31,050	722,914	—	3,017,469	171,513

Appendix 2.2 Estimated Sales and Purchases of Energy and Capacity

APPENDIX 2.2 ESTIMATED SALES AND PURCHASES OF ENERGY AND CAPACITY:

This appendix forms an integral part of these consolidated financial statements.

	COLOMBIA				PERU				ARGENTINA				BRAZIL				TOTAL
	12-31-2019		12-31-2018		12-31-2019		12-31-2018		12-31-2019		12-31-2018		12-31-2019		12-31-2018		12-31-2019		12-31-2018
	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
BALANCE	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current accounts receivable from related parties	—	—	—	—	—	—	—	—	—	—	—	—	2,452	15	2,371	18	2,452	15	2,371	18
Trade and other current receivables	131,740	8,820	146,658	8,102	62,526	12,538	57,805	9,113	110,830	—	194,943	11	475,319	6,531	606,356	8,090	780,415	27,889	1,005,762	25,316
Total Asset Estimate	131,740	8,820	146,658	8,102	62,526	12,538	57,805	9,113	110,830	—	194,943	11	477,771	6,546	608,727	8,108	782,867	27,904	1,008,133	25,334
Current accounts payable to related parties	763	—	—	—	—	—	—	—	—	—	—	—	12,957	519	11,614	123	13,720	519	11,614	123
Trade and other current payables	43,633	13,176	42,348	10,560	37,502	11,837	1,705	8,197	55,194	—	52,548	—	697,292	159,478	597,734	109,496	833,621	184,491	694,335	128,253
Total Liability Estimate	44,396	13,176	42,348	10,560	37,502	11,837	1,705	8,197	55,194	—	52,548	—	710,249	159,997	609,348	109,619	847,341	185,010	705,949	128,376

	COLOMBIA				PERU				ARGENTINA				BRAZIL				TOTAL
	12-31-2019		12-31-2018		12-31-2019		12-31-2018		12-31-2019		12-31-2018		12-31-2019		12-31-2018		12-31-2019		12-31-2018
	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
INCOME STATEMENT	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Energy sales	131,876	8,830	161,317	8,911	62,137	12,459	59,474	9,375	121,961	—	212,807	11	487,525	6,814	646,671	8,602	803,499	28,103	1,080,269	26,899
Energy purchases	44,440	13,189	46,581	11,615	37,269	11,763	1,755	8,435	55,194	—	52,548	—	727,249	163,126	647,326	116,450	864,152	188,078	748,210	136,500